Short-term loan (Details) - Short-term loan - Xiamen International Bank ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 14, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Sep. 14, 2015 CNY (¥)
Short-term Debt [Line Items]
Principal amount of short-term loan	$ 99,339			¥ 643,500
Annual interest rate (as a percent)	1.62%			1.62%
Loan maturity	1 year
Deposit to secure short-term loan	$ 100,343			¥ 650,000
Interest expense recognized		$ 487	¥ 3,156